UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

April 30, 2011

1.800343.107

MFS-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.3%
	Principal Amount	Value
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.55% 5/6/11, VRDN (a)	$ 4,300,000	$ 4,300,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.43% 5/6/11, LOC Comerica Bank, VRDN (a)(d)	4,715,000	4,715,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds 1.15% tender 5/19/11, CP mode (d)	7,000,000	7,000,000
Massachusetts - 84.4%
Bedford Gen. Oblig. Bonds 3% 8/15/11	1,016,000	1,023,632
Boston Gen. Oblig. Bonds Series 2011 A, 2.5% 4/1/12	6,055,000	6,171,899
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.31% 5/6/11, LOC Bank of America NA, VRDN (a)(d)	2,740,000	2,740,000
Boston Wtr. & Swr. Commission Rev.:
Participating VRDN Series SG 75, 0.29% 5/6/11 (Liquidity Facility Societe Generale) (a)(e)	2,000,000	2,000,000
Series 1994 A, 0.19% 5/6/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	12,400,000	12,400,000
Canton Gen. Oblig. BAN 1.5% 5/27/11	7,237,500	7,243,056
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	7,665,000	7,665,000
Chatham Gen. Oblig. BAN 1.5% 6/30/11	24,500,000	24,543,697
Concord Gen. Oblig. BAN 1.5% 5/26/11	5,450,000	5,454,013
Danvers Gen. Oblig. BAN 1.5% 7/8/11	13,245,000	13,271,030
Grafton Gen. Oblig. BAN 2% 4/12/12	10,000,000	10,139,558
Haverhill Gen. Oblig. BAN 1.5% 12/1/11	7,000,000	7,041,246
Marblehead Gen. Oblig. BAN 2% 8/12/11	3,332,000	3,346,696
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Bonds Series 2002 A, 5% 7/1/11	1,000,000	1,007,827
Participating VRDN:
Series Clipper 07 18, 0.29% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	100,175,000	100,175,000
Series PT 4140, 0.29% 5/6/11 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	34,120,000	34,120,000
Series 2008 A1, 0.24% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	37,930,000	37,930,000
Series 2008 A2, 0.27% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	25,000,000	25,000,000
Series B:
0.3% 6/1/11 (Liquidity Facility Fortis Banque SA), CP	25,000,000	25,000,000
0.31% 9/8/11 (Liquidity Facility Fortis Banque SA), CP	35,450,000	35,450,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series B, 4% 1/1/12	$ 6,350,000	$ 6,481,427
Series 2010 A1, 0.25% 5/6/11, LOC Citibank NA, VRDN (a)	33,100,000	33,100,000
Series 2010 A2, 0.24% 5/6/11, LOC Wells Fargo Bank NA, VRDN (a)	76,465,000	76,465,000
Series 2010 A3, 0.24% 5/6/11, LOC Bank of America NA, VRDN (a)	40,300,000	40,300,000
Series 2010 A6, 0.24% 5/6/11, LOC Bank of America NA, VRDN (a)	59,590,000	59,590,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.85% tender 5/16/11, CP mode (d)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.55% 5/6/11, LOC Bank of America NA, VRDN (a)(d)	2,200,000	2,200,000
(Monkiewicz Realty Trust Proj.) 0.48% 5/6/11, LOC Bank of America NA, VRDN (a)(d)	3,600,000	3,600,000
(Ocean Spray Cranberries, Inc. Proj.) Series 2000, 0.36% 5/6/11, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.29% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.31% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	38,000,000	38,000,000
(Casco Crossing Proj.) 0.29% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	10,535,000	10,535,000
(Clarendon Street Proj.) Series 2006 A, 0.32% 5/6/11, LOC Bayerische Landesbank, VRDN (a)(d)	40,000,000	40,000,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.28% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	15,100,000	15,100,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.27% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(d)	15,400,000	15,400,000
(Tammy Brook Apts. Proj.) Series 2009, 0.27% 5/6/11, LOC Freddie Mac, VRDN (a)	6,500,000	6,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.26% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
(Babson College Proj.) Series 2008 A, 0.18% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	21,280,000	21,280,000
(Berkshire School Proj.) Series 2001, 0.24% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	10,500,000	10,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series U-5B, 0.18% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	$ 27,105,000	$ 27,105,000
Series U2, 0.2% 5/6/11, LOC BNP Paribas SA, VRDN (a)	33,500,000	33,500,000
Series U3, 0.2% 5/6/11, LOC BNP Paribas SA, VRDN (a)	31,830,000	31,830,000
Series U5A, 0.18% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	33,025,000	33,025,000
(Brooks School Proj.) Series 2008, 0.26% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,100,000	6,100,000
(Clark Univ. Proj.) 0.24% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	30,675,000	30,675,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.34% 5/6/11, LOC Bank of America NA, VRDN (a)	1,690,000	1,690,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	205,000	205,000
Series 2008, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	16,680,000	16,680,000
(Fay School Proj.) 0.24% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	5,950,000	5,950,000
(Fessenden School Proj.) Series 2001, 0.28% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	10,170,000	10,170,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.3% 5/6/11, LOC HSBC Bank USA, NA, VRDN (a)(d)	2,655,000	2,655,000
(Hockomock YMCA Proj.) Series 2009, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	13,925,000	13,925,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	4,250,000	4,250,000
(ISO New England, Inc. Proj.) 0.2% 5/5/11, LOC TD Banknorth, NA, VRDN (a)	10,580,000	10,580,000
(Judge Rotenburg Ctr. Proj.) 0.28% 5/6/11, LOC Bank of America NA, VRDN (a)	9,175,000	9,175,000
(Justice Resource Institute Proj.) Series 2008, 0.28% 5/6/11, LOC Bank of America NA, VRDN (a)	11,905,000	11,905,000
(Masonic Nursing Home Proj.) Series 2002 B, 0.24% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	18,230,000	18,230,000
(Olin College Proj.) Series 2008 C2, 0.31% 5/2/11, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
(Saint Mark's School Proj.) Series 2004, 0.24% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	5,300,000	5,300,000
(Seven Hills Foundation and Affiliates Proj.) Series 2008 B, 0.27% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	5,385,000	5,385,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Simmons College Proj.) Series G, 0.28% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	$ 15,435,000	$ 15,435,000
(Smith College Proj.) Series 2007, 0.25% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (a)	38,760,000	38,760,000
(The Chestnut Hill School Proj.) Series 2002, 0.25% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	4,785,000	4,785,000
(Wilber School Apts. Proj.) Series 2008 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Williston Northampton School Proj.) Series 2010, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	6,060,000	6,060,000
(Worcester Polytechnic Institute Proj.) Series A, 0.24% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	17,345,000	17,345,000
(YMCA of Greater Boston Proj.) Series 2004 A, 0.26% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	17,165,000	17,165,000
Bonds (Boston College Proj.) Series 2010 R1, 4% 7/1/11	1,000,000	1,006,106
Participating VRDN:
Series Putters 3840, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series Putters 3867, 0.27% 5/2/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	7,370,000	7,370,000
Series Putters 3873, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series ROC II R 11896, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	19,800,000	19,800,000
Series WF 10 56C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	9,460,000	9,460,000
0.3% 6/3/11, LOC Bank of America NA, CP	7,150,000	7,150,000
0.31% 9/8/11, LOC JPMorgan Chase Bank, CP	1,800,000	1,800,000
0.31% 9/8/11, LOC JPMorgan Chase Bank, CP	8,150,000	8,150,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.31% 5/2/11 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	88,075,000	88,075,000
Series 2000 B, 0.23% 5/2/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,000,000	2,000,000
Bonds:
Series 2002 C, 5.5% 11/1/11	2,435,000	2,497,541
Series 2010 B, 2% 6/1/11	12,740,000	12,757,403
Series 2011 B, 2% 1/1/12	5,875,000	5,940,525
Series A, 5% 8/1/11	13,000,000	13,153,644
Series C, 5.5% 12/1/11	2,155,000	2,219,540
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Clipper 07 06, 0.29% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	$ 53,850,000	$ 53,850,000
Series EGL 07 0124, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	12,235,000	12,235,000
Series EGL 07 0149, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	28,300,000	28,300,000
Series PT 3989, 0.28% 5/6/11 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	22,730,000	22,730,000
Series Putters 2022, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	22,040,000	22,040,000
Series Putters 2648, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,850,000	1,850,000
Series Putters 3699, 0.29% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,100,000	4,100,000
Series Putters 3896, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,100,000	7,100,000
Series ROC II R 11163, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	15,180,000	15,180,000
RAN:
Series 2010 B, 2% 5/26/11	12,300,000	12,314,540
Series 2010 C, 2% 6/23/11	47,400,000	47,514,952
Series 1997 B, 0.26% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	149,570,000	149,570,000
Series 1998 A, 0.22% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	67,550,000	67,550,000
Series 2001 B, 0.26% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	38,620,000	38,620,000
Series 2001 C, 0.21% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	165,075,000	165,075,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J1, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	4,170,000	4,170,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	16,210,000	16,210,000
(Boston Univ. Proj.) Series H, 0.2% 5/6/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	18,600,000	18,600,000
(Children's Hosp. Proj.):
Series 2010 N2, 0.22% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	59,400,000	59,400,000
Series 2010 N3, 0.24% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 21,300,000	$ 21,300,000
(Endicott College Proj.):
Series 2004 D, 0.28% 5/6/11, LOC Bank of America NA, VRDN (a)	23,945,000	23,945,000
Series 2007 E, 0.28% 5/6/11, LOC Bank of America NA, VRDN (a)	12,550,000	12,550,000
(Fairview Extended Care Proj.) Series B, 0.29% 5/6/11, LOC Bank of America NA, VRDN (a)	27,800,000	27,800,000
(Hallmark Health Sys. Proj.) Series 2008 C, 0.23% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	21,675,000	21,675,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.22% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	2,800,000	2,800,000
(Lowell Gen. Hosp. Proj.) Series 2010 D, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	27,000,000	27,000,000
(Mount Ida College Proj.) Series 2007 A, 0.27%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(New England Aquarium Corp. Proj.) Series 2007 A, 0.37% 5/6/11, LOC Banco Santander SA, VRDN (a)	15,530,000	15,530,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	38,125,000	38,125,000
Series 2006 H, 0.28% 5/6/11, LOC Bank of America NA, VRDN (a)	23,000,000	23,000,000
(Peabody Essex Museum Proj.) Series 2002, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	14,750,000	14,750,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	16,365,000	16,365,000
(Williams College Proj.):
Series 2006 J, 0.19% 5/6/11, VRDN (a)	31,337,000	31,337,000
Series I, 0.21% 5/6/11, VRDN (a)	24,239,000	24,239,000
(Winchester Hosp. Proj.) Series 2004 F, 0.3% 5/6/11, LOC Bank of America NA, VRDN (a)	15,170,000	15,170,000
Bonds:
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (a)	10,000,000	10,292,074
(Partners HealthCare Sys. Proj.):
Series 2008 H1:
0.3% tender 8/18/11, CP mode	12,500,000	12,500,000
0.3% tender 8/18/11, CP mode	2,600,000	2,600,000
0.33% tender 6/21/11, CP mode	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys. Proj.):
Series 2008 H2:
0.32% tender 6/10/11, CP mode	$ 7,020,000	$ 7,020,000
0.33% tender 7/6/11, CP mode	19,790,000	19,790,000
0.33% tender 7/8/11, CP mode	14,040,000	14,040,000
(Partners Healthcare Sys., Inc. Proj.):
Series H1:
0.28% tender 8/1/11, CP mode	8,000,000	8,000,000
0.28% tender 9/1/11, CP mode	12,500,000	12,500,000
0.32% tender 8/4/11, CP mode	5,000,000	5,000,000
0.32% tender 8/4/11, CP mode	2,660,000	2,660,000
Series H2, 0.3% tender 10/4/11, CP mode	19,790,000	19,790,000
Participating VRDN:
Series BA 08 1056, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	3,290,000	3,290,000
Series BA 08 3320, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	2,810,000	2,810,000
Series BBT 08 54, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	12,585,000	12,585,000
Series BBT 08 56, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	14,395,000	14,395,000
Series BC 10 15W, 0.23% 5/6/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	6,500,000	6,500,000
Series BC 10 20W, 0.23% 5/6/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	6,735,000	6,735,000
Series Clipper 07 08, 0.26% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	11,250,000	11,250,000
Series PT 4633, 0.25% 5/6/11 (Liquidity Facility Deutsche Postbank AG) (a)(e)	24,765,000	24,765,000
Series Putters 3104, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,550,000	3,550,000
Series Putters 3529, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,660,000	16,660,000
Series Putters 3530, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
Series Putters 3531, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,495,000	12,495,000
Series Putters 3548, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,925,000	9,925,000
Series Putters 3650, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,800,000	11,800,000
Series Putters 3865, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series SGB 42, 0.26% 5/6/11 (Liquidity Facility Societe Generale) (a)(e)	$ 27,080,000	$ 27,080,000
Series 2009 O-1, 0.23% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	53,640,000	53,640,000
0.24% 6/9/11, CP	75,425,000	75,425,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2004 A, 0.28% 5/6/11, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	26,585,000	26,585,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 0.27% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	20,300,000	20,300,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.69% 5/6/11, LOC Bank of America NA, VRDN (a)(d)	1,000,000	1,000,000
(BBB Esq. LLC Proj.) Series 1996, 1.1% 5/6/11, LOC Bank of America NA, VRDN (a)(d)	1,900,000	1,900,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.56% 5/6/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	640,000	640,000
(Brady Enterprises Proj.) Series 1996, 0.85% 5/6/11, LOC Bank of America NA, VRDN (a)(d)	1,250,000	1,250,000
(Decas Cranberry Proj.) Series 1997, 0.49% 5/6/11, LOC TD Banknorth, NA, VRDN (a)(d)	2,625,000	2,625,000
(Interpolymer Corp. Proj.) Series 1992, 0.84% 5/6/11, LOC Bank of America NA, VRDN (a)(d)	600,000	600,000
(United Plastics Proj.) Series 1997, 0.5% 5/6/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,380,000	1,380,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 5/12/11, CP mode	6,730,000	6,730,000
Series 1993 B, 0.85% tender 5/27/11, CP mode	1,770,000	1,770,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Tufts Univ. Proj.) Series H, 5.5% 2/15/12	2,265,000	2,355,645
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,275,000	14,275,000
Series 2003 A:
0.3% 5/9/11, LOC Bank of New York, New York, CP	5,000,000	5,000,000
0.32% 7/8/11, LOC Bank of New York, New York, CP	5,000,000	5,000,000
Series 2003 B:
0.31% 8/18/11, LOC Bank of New York, New York, CP (d)	15,000,000	15,000,000
0.32% 5/9/11, LOC Bank of New York, New York, CP (d)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2003 B:
0.32% 5/12/11, LOC Bank of New York, New York, CP (d)	$ 14,000,000	$ 14,000,000
0.32% 5/13/11, LOC Bank of New York, New York, CP (d)	15,000,000	15,000,000
0.32% 8/17/11, LOC Bank of New York, New York, CP (d)	10,000,000	10,000,000
Series 2008 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	11,880,000	11,880,000
Series 2010 D, 0.27% 5/6/11, LOC Bank of America NA, VRDN (a)(d)	94,005,000	94,005,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.33% 5/6/11, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds:
Series 2005, 3.5% 8/15/11	2,000,000	2,018,260
Series 2009 A, 4% 5/15/11	4,100,000	4,105,828
Participating VRDN:
ROC II R 12193, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	8,000,000	8,000,000
Series BA 08 1082, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	7,020,000	7,020,000
Series BA 08 3307, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series EGL 07 0031, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	32,600,000	32,600,000
Series EGL 07 0032, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	69,300,000	69,300,000
Series EGL 07 0067, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	41,660,000	41,660,000
Series EGL 07 0092, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	45,095,000	45,095,000
Series MS 3228X, 0.27% 5/6/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	2,500,000	2,500,000
Series Putters 1185, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,145,000	10,145,000
Series Putters 1197, 0.29% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	995,000	995,000
Series Putters 2479Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,340,000	3,340,000
Series Putters 3691, 0.29% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series ROC II R 12254, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	$ 14,000,000	$ 14,000,000
Series Solar 05 03, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	20,280,000	20,280,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Sr. Fed. Hwy. Grant Anticipation Note Prog.) Series 2010 A:
1% 6/15/11	34,065,000	34,094,337
1% 12/15/11	32,500,000	32,633,463
Series A, 5.375% 6/1/11	2,000,000	2,008,568
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,300,000	1,300,000
Massachusetts State College Bldg. Auth. Rev. Bonds Series 1994 A, 7.5% 5/1/11	1,405,000	1,405,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.8% tender 5/2/11, CP mode (d)	12,300,000	12,300,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series 2010 A, 2% 8/1/11	2,700,000	2,711,570
Participating VRDN:
Series BBT 08 40, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	15,430,000	15,430,000
Series Clipper 06 11, 0.29% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	23,900,000	23,900,000
Series PT 4644, 0.25% 5/6/11 (Liquidity Facility Deutsche Postbank AG) (a)(e)	11,245,000	11,245,000
Series Putters 3159, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	4,300,000	4,300,000
Series EGL 7050011 Class A, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	10,990,000	10,990,000
Series MS 2935, 0.35% 5/6/11 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	19,759,000	19,759,000
Series Putters 2848, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	19,075,000	19,075,000
Series ROC II R 11914, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	1,765,000	1,765,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series Solar 06 86, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 21,950,000	$ 21,950,000
Series 2008 B, 0.26% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (a)	90,430,000	90,430,000
Series 2008 C, 0.26% 5/6/11 (Liquidity Facility Bayerische Landesbank), VRDN (a)	58,880,000	58,880,000
Series 2008 D, 0.26% 5/2/11 (Liquidity Facility Bayerische Landesbank), VRDN (a)	5,240,000	5,240,000
Series 2008 E, 0.25% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	57,370,000	57,370,000
Series 2008 F, 0.2% 5/6/11 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (a)	76,355,000	76,355,000
Melrose Gen. Oblig. BAN 1.5% 11/17/11	2,725,000	2,739,245
Middleton Gen. Oblig. BAN 1.5% 12/7/11	15,850,000	15,955,571
Natick Gen. Oblig. BAN 1.5% 6/15/11	3,250,000	3,254,183
Peabody Gen. Oblig. BAN 1.5% 9/23/11	5,620,000	5,644,683
Plymouth Gen. Oblig. BAN 1.5% 5/12/11	11,750,000	11,753,593
Shrewsbury Gen. Oblig. BAN 1.5% 7/15/11	17,100,000	17,137,772
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Bonds Series 2010-1, 2.5% 11/1/11	4,710,000	4,760,380
Series 2008 1, 0.25% 5/6/11, LOC Lloyds TSB Bank PLC, VRDN (a)	91,485,000	91,485,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	88,340,000	88,340,000
Wayland Massachusetts Bonds 2% 2/1/12	2,430,000	2,458,730
Winchester Gen. Oblig. BAN 1.25% 7/7/11	12,020,000	12,040,070
Woburn Gen. Oblig. BAN 1% 9/23/11	4,000,000	4,010,257
		4,196,737,561
New Hampshire - 0.1%
Manchester Arpt. Rev. Series 2008, 0.36% 5/6/11, LOC RBS Citizens NA, VRDN (a)(d)	2,900,000	2,900,000
Pennsylvania - 0.1%
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.28% 5/2/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,655,000	7,655,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.22% 5/6/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	28,165,000	28,165,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (ACI Industries LLC Proj.) 0.45% 5/6/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	$ 4,480,000	$ 4,480,000
Texas - 0.2%
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.3% 5/6/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	10,000,000	10,000,000
Utah - 0.3%
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series PT 4606, 0.29% 5/6/11 (Liquidity Facility Deutsche Postbank AG) (a)(e)	13,345,000	13,345,000
Washington - 0.2%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Putters 3362, 0.41% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,970,000	9,970,000
West Virginia - 0.1%
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.33% 5/6/11, LOC Bank of America NA, VRDN (a)(d)	6,580,000	6,580,000
	Shares
Other - 11.9%
Fidelity Municipal Cash Central Fund, 0.28% (b)(c)	593,242,000	593,242,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $4,889,089,561)		4,889,089,561
NET OTHER ASSETS (LIABILITIES) - 1.7%		84,428,241
NET ASSETS - 100%		$ 4,973,517,802
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 389,342
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2011, the cost of investment securities for income tax purposes was $4,889,089,561.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

April 30, 2011

1.800349.107

MFL-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,566,257
Series 2008:
4.625% 10/1/11	375,000	377,730
5.375% 10/1/14	1,150,000	1,223,244
5.875% 10/1/18	1,900,000	2,069,195
		6,236,426
Massachusetts - 93.5%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,415,921
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,410,588
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,065,600
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,183,953
Series A, 5% 1/1/17	480,000	532,517
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,705,000	9,982,563
5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,990,000	8,185,915
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,200,000	6,329,952
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,873,954
5% 11/1/26	1,500,000	1,616,625
5% 11/1/28	2,195,000	2,339,233
Sr. Series A:
5.25% 11/1/19	10,325,000	11,782,167
5.75% 11/1/13	1,070,000	1,139,582
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,587,800
5% 5/15/24	5,050,000	5,568,837
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,539,074
5% 6/15/19 (FSA Insured)	1,535,000	1,596,293
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,126,680
5% 4/1/16 (FSA Insured)	1,000,000	1,139,570
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,485,050
5% 5/15/19 (AMBAC Insured)	1,000,000	1,042,870
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265,000	2,359,586
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,059,960
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,444,267
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,573,095
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,430,337
Lynn Gen. Oblig.:
5% 12/1/13	2,780,000	3,047,797
5% 12/1/14	3,560,000	3,974,954
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,994,680
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,193,610
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,647,500
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,633,095
5% 8/15/20	1,465,000	1,576,736
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,295,000	1,417,481
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21	1,500,000	1,823,505
7% 3/1/21 (FGIC Insured)	3,025,000	3,677,402
Series 1992 B, 6.2% 3/1/16	27,525,000	31,088,111
Series 1993 A, 5.5% 3/1/12	690,000	718,718
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2005 A, 5% 7/1/22	3,385,000	3,651,806
Series 2008 A, 5.25% 7/1/34	17,750,000	18,456,805
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,259,163
5.25% 7/1/21	4,000,000	4,744,360
5.25% 7/1/23	3,950,000	4,629,558
Series 2004 B, 5.25% 7/1/17	2,680,000	3,170,306
Series 2004 C, 5.5% 7/1/18	3,115,000	3,751,083
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,540,640
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2006 A, 5.25% 7/1/32	$ 6,745,000	$ 7,362,370
Series 2006 B, 5.25% 7/1/21	8,405,000	9,969,086
Series 2006 C:
5% 7/1/22	9,900,000	10,944,846
5% 7/1/23	10,000,000	10,928,900
Series 2009 B:
5% 7/1/17	7,000,000	8,179,990
5% 7/1/18	4,500,000	5,271,660
Series 2010 B:
5% 7/1/26	1,000,000	1,083,180
5% 7/1/27	865,000	930,057
5% 7/1/28	1,000,000	1,067,300
5% 7/1/30	1,000,000	1,047,070
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/14	1,500,000	1,585,110
5% 1/1/17	1,250,000	1,325,013
5% 1/1/18	1,920,000	2,001,446
5% 1/1/19	2,225,000	2,284,363
5% 1/1/20	3,000,000	3,042,600
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	7,600,000	8,363,572
5% 1/1/25	13,340,000	13,813,170
5% 1/1/26	4,210,000	4,328,890
5% 1/1/27	7,000,000	7,152,530
5% 1/1/30	5,000,000	5,213,800
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 1999 B, 3.4%, tender 12/1/12 (a)(b)	2,000,000	2,040,680
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,239,723
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,754,025
5% 7/1/21	3,090,000	3,367,853
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	9,505,300
Series U4, 5.7% 10/1/40	3,100,000	3,168,324
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	$ 1,040,000	$ 1,099,925
5% 10/1/24	1,210,000	1,269,459
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,271,729
5.25% 12/1/25	820,000	783,764
5.625% 12/1/30	1,000,000	947,190
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,597,290
Series 2008 B, 5% 9/1/22	1,100,000	1,211,727
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	10,657,080
(Mount Holyoke College Proj.) Series 2001:
5.125% 7/1/21	5,715,000	5,734,888
5.25% 7/1/31	11,785,000	11,808,216
5.5% 7/1/14	750,000	754,988
5.5% 7/1/15	910,000	915,533
5.5% 7/1/16	590,000	593,310
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	6,963,250
(Regis College Proj.) Series 1998:
5.25% 10/1/18	1,880,000	1,786,846
5.5% 10/1/28	5,660,000	4,607,014
Series 2008, 5.75% 9/1/25	8,000,000	8,945,440
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (a)(b)	10,250,000	11,091,013
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,263,670
5.5% 1/1/22	3,500,000	3,681,790
5.5% 1/1/23 (b)	2,395,000	2,454,468
Series 2010 B:
4.5% 1/1/16 (b)	955,000	988,205
4.8% 1/1/17 (b)	2,875,000	2,997,676
Massachusetts Fed. Hwy. Series 1998 A, 0% 6/15/15 (Escrowed to Maturity) (c)	1,455,000	1,359,887
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	2,000,000	2,404,580
5.5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,809,160
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2001 D:
5.5% 11/1/20	$ 1,000,000	$ 1,202,420
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,404,840
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	240,000	254,647
Series 2002 E, 5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	746,923
Series 2003 D, 5.5% 10/1/18	6,000,000	7,210,260
Series 2004 A, 5.5% 8/1/30	2,000,000	2,289,920
Series 2005 A, 5% 3/1/18	25,000,000	27,718,750
Series 2006 D, 5% 8/1/19	8,990,000	10,101,524
Series 2007 A, 0.774% 5/1/37 (a)	20,000,000	15,261,800
Series 2007 C:
5% 8/1/37	36,375,000	36,624,169
5.25% 8/1/21 (AMBAC Insured)	980,000	1,106,998
5.25% 8/1/22	4,085,000	4,574,832
5.25% 8/1/23	12,960,000	14,382,101
5.25% 8/1/24	6,550,000	7,218,231
Series 2008 A:
5% 8/1/20	1,615,000	1,830,506
5% 8/1/22	3,685,000	4,105,495
5% 8/1/24	7,380,000	8,057,632
Series 2009 A:
5% 3/1/26	12,860,000	13,922,622
5% 3/1/29	1,520,000	1,612,781
5% 3/1/39	17,000,000	17,141,270
Series 2009 B:
5% 7/1/23	3,605,000	4,010,058
5% 7/1/24	1,800,000	1,983,384
5% 7/1/30	7,850,000	8,290,699
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	7,090,275
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,346,851
5.75% 7/1/18	1,300,000	1,337,336
5.75% 7/1/19	1,455,000	1,491,942
5.75% 7/1/20	1,240,000	1,268,346
5.75% 7/1/33	3,000,000	2,894,220
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,122,480
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/19	$ 3,290,000	$ 3,563,136
5% 10/1/21	3,270,000	3,468,293
5% 10/1/23	2,000,000	2,090,140
5% 10/1/25	5,950,000	6,107,140
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	9,685,000	9,713,474
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	1,910,980
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	932,000
6% 11/15/28 (Assured Guaranty Corp. Insured)	1,500,000	1,614,975
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	959,410
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	757,280
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,695,330
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,901,300
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,551,405
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,455,046
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	996,590
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,859,264
Series 2008 E1:
5% 7/1/28	2,525,000	2,324,288
5.125% 7/1/33	2,000,000	1,784,620
5.125% 7/1/38	3,640,000	3,145,834
5.375% 7/1/21	10,850,000	10,967,940
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,500,770
5.375% 7/1/24	5,015,000	4,965,703
5.375% 7/1/25	3,500,000	3,436,825
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,094,304
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	$ 20,000,000	$ 20,354,600
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	1,900,875
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,102,716
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (FGIC Insured)	5,190,000	4,711,897
5% 8/15/33 (FGIC Insured)	5,000,000	4,506,500
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (Escrowed to Maturity) (c)	4,890,000	5,060,172
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,405,360
Series 2008 O, 6% 7/1/36	6,400,000	7,101,312
Series L, 5% 7/1/23	3,990,000	4,712,948
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	676,722
5% 10/1/17	750,000	841,950
5% 10/1/18	500,000	560,680
5% 10/1/20	2,000,000	2,156,320
5% 10/1/22	1,160,000	1,230,644
5% 10/1/27	3,030,000	3,086,176
5% 10/1/28	1,000,000	1,013,550
5% 10/1/33	5,000,000	4,881,250
Series 2009 Y1:
5% 10/1/15	1,425,000	1,600,019
5% 10/1/16	1,495,000	1,694,269
5% 10/1/16	1,090,000	1,235,286
5% 10/1/17	1,570,000	1,769,327
5% 10/1/19	1,730,000	1,918,881
Series 2009 Y2:
5% 10/1/17	1,145,000	1,290,369
5% 10/1/18	1,215,000	1,362,452
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A, 5.125% 7/1/11	3,885,000	3,896,772
Series 2005 F:
5% 7/1/17	1,410,000	1,530,922
5% 7/1/19	1,760,000	1,861,957
5% 7/1/20	2,350,000	2,451,896
5% 7/1/21	1,150,000	1,193,597
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/22	$ 1,855,000	$ 1,913,117
Series 2007 G:
5% 7/1/18	1,500,000	1,661,265
5% 7/1/20	1,300,000	1,380,470
5% 7/1/22	1,350,000	1,410,237
5% 7/1/27	7,750,000	7,843,698
5% 7/1/28	5,515,000	5,555,315
Series 2009 I3:
5% 7/1/21	2,300,000	2,458,631
5% 7/1/22	5,000,000	5,284,250
Series 2010 J1, 5% 7/1/39	23,500,000	22,145,930
Series C:
5.75% 7/1/21	95,000	96,327
5.75% 7/1/32	190,000	191,463
Series E:
5% 7/1/17	1,255,000	1,318,854
5% 7/1/19	1,390,000	1,431,742
(South Shore Hosp. Proj.) Series F:
5.5% 7/1/12	800,000	804,904
5.625% 7/1/19	370,000	370,414
5.75% 7/1/29	6,370,000	6,140,170
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,648,680
Series J, 5.5% 8/15/17	500,000	594,020
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,300,410
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,279,522
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	3,992,715
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	573,724
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (c)	215,000	218,980
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,104,679
5% 7/1/20	2,075,000	2,207,157
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,061,129
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Williams College Proj.):
Series 2006 L:
5% 7/1/17	$ 1,000,000	$ 1,149,490
5% 7/1/18	1,000,000	1,132,150
5% 7/1/19	1,695,000	1,890,128
5% 7/1/20	2,410,000	2,659,266
5% 7/1/21	2,535,000	2,774,253
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,975,000	16,051,332
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,888,744
5.375% 6/1/30	8,000,000	8,439,680
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,352,351
5% 10/1/18 (FGIC Insured)	1,985,000	2,161,089
5% 10/1/19 (FGIC Insured)	1,350,000	1,449,644
5% 10/1/20 (FGIC Insured)	2,465,000	2,618,200
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,289,380
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (a)	4,000,000	4,029,840
Series G, 5.375% 7/1/24	500,000	500,210
5.125% 7/15/37	20,000,000	20,126,600
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series 1994 A, 5.75% 2/1/14	9,900,000	9,930,789
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,622,338
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear #4 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,510,000	8,863,591
(Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,507,749
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000,000	8,332,400
Massachusetts Port Auth. Rev.:
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (c)	715,000	743,214
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2003 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,093,600
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,915,000	7,194,297
5% 7/1/20	2,505,000	2,593,978
5% 7/1/21	3,000,000	3,095,160
5% 7/1/22	2,000,000	2,056,720
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,700,620
5% 7/1/21 (AMBAC Insured)	5,010,000	5,354,287
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,817,966
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,376,758
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,057,750
Series 2010 A:
5% 7/1/34	2,000,000	2,007,160
5% 7/1/40	12,000,000	11,711,280
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (b)	1,500,000	1,519,725
5% 7/1/19 (FGIC Insured) (b)	1,000,000	1,007,840
5% 7/1/20 (FGIC Insured) (b)	1,560,000	1,569,750
5% 7/1/21 (FGIC Insured) (b)	1,000,000	1,007,310
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (b)	9,335,000	9,256,586
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	6,829,874
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	5,779,495
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	4,698,250
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	4,610,450
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,032,997
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	5,344,620
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	4,361,300
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	17,000,000	18,642,030
5% 8/15/22	5,540,000	5,965,583
5% 8/15/23	6,000,000	6,396,360
5% 8/15/24	26,600,000	28,161,154
5% 8/15/25	13,275,000	13,973,132
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2005 A:
5% 8/15/26	$ 2,000,000	$ 2,093,880
5% 8/15/27	10,000,000	10,425,200
5% 8/15/30	140,060,000	144,067,100
Series 2007 A:
4.5% 8/15/35	18,560,000	17,111,949
4.75% 8/15/32	2,685,000	2,681,241
5% 8/15/17 (AMBAC Insured)	5,000,000	5,845,650
5% 8/15/37	6,605,000	6,622,173
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,606,070
Series 2005, 5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,820
Massachusetts Spl. Oblig. Rev.:
Series 2002 A:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,802,700
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,520,000	2,968,913
Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,120,760
5.5% 6/1/16 (FSA Insured)	3,000,000	3,526,470
5.5% 6/1/18 (FSA Insured)	9,740,000	11,623,813
5.5% 6/1/19	10,000,000	11,947,000
Massachusetts St Dev. Fin. Ag Series I, 6.875% 1/1/41	9,000,000	8,948,160
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,506,983
Series 2003 A:
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,242,038
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,181,316
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,385,702
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,831,956
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,072,486
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,809,177
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,592,451
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,297,076
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,143,937
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2004 A:
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,270,000	$ 2,454,415
5% 5/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,410,000	11,419,356
Series 2006 A:
5% 5/1/31 (AMBAC Insured)	5,000,000	5,124,100
5% 5/1/36 (AMBAC Insured)	9,220,000	9,260,384
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,957,253
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,384,045
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,711,572
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,673,316
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,711,809
Series 2009 A:
5.375% 5/1/34	2,150,000	2,224,046
5.5% 5/1/39	7,000,000	7,117,530
5.5% 5/1/49	3,440,000	3,442,167
5.75% 5/1/49	10,000,000	10,166,300
Series 2009 B:
5% 5/1/28	1,000,000	1,047,180
5% 5/1/35	4,500,000	4,503,195
5% 5/1/40	4,625,000	4,493,974
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	2,454,946
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	2,985,136
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	11,950,532
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,561,640
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	6,240,665
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,660,000	1,270,232
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	9,921,380
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 9,440,000	$ 9,472,190
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	1,700,000	1,792,174
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	327,506
5% 8/1/29	1,765,000	1,821,851
5% 8/1/34	150,000	152,772
5.25% 8/1/15	2,435,000	2,734,335
Series 12:
5% 8/1/19	13,995,000	15,521,715
5% 8/1/20	9,570,000	10,540,302
Series 13:
5% 8/1/19	3,740,000	4,233,194
5% 8/1/20	5,145,000	5,776,343
5% 8/1/21	5,350,000	5,993,498
5% 8/1/22	8,355,000	9,249,236
5% 8/1/23	6,385,000	7,041,697
5% 8/1/24	1,000,000	1,091,600
Series 2004 A:
5.25% 2/1/18	6,300,000	7,506,324
5.25% 8/1/22	6,525,000	7,854,599
5.25% 2/1/23	1,390,000	1,663,997
5.25% 2/1/24	1,170,000	1,390,919
5.25% 8/1/24	3,780,000	4,498,124
Series 4, 5.125% 8/1/14	70,000	70,200
Series 5, 5.25% 8/1/15	75,000	75,209
Series 6:
5.25% 8/1/19	30,000	30,320
5.5% 8/1/30	17,580,000	17,660,868
5.625% 8/1/14	115,000	116,349
5.625% 8/1/15	25,000	25,287
5.625% 8/1/16	485,000	490,233
Series 7:
5.25% 2/1/16	4,495,000	4,542,018
5.25% 2/1/17	2,795,000	2,823,537
Series 8:
5% 8/1/17	110,000	115,822
5% 8/1/20	105,000	110,370
Series 9, 5.25% 8/1/33	595,000	608,322
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Series 14:
5% 8/1/25	$ 4,950,000	$ 5,440,149
5% 8/1/32	5,685,000	5,986,589
5% 8/1/38	8,390,000	8,588,507
Series 2010 A, 5% 8/1/21	9,000,000	10,443,060
5% 8/1/21	7,520,000	8,646,195
5% 8/1/22	4,290,000	4,865,289
5% 8/1/23	5,000,000	5,639,500
5% 8/1/24	4,215,000	4,695,974
5% 8/1/25	4,965,000	5,475,253
5% 8/1/26	3,205,000	3,510,404
5% 8/1/27	2,460,000	2,714,659
5% 8/1/28	3,480,000	3,808,999
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity) (c)	785,000	814,249
Series 1998 A:
5.25% 8/1/12	565,000	567,023
5.25% 8/1/13	330,000	330,251
Series A, 5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,098,837
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (c)	21,960,000	26,481,564
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,751,700
5.5% 8/1/16 (FSA Insured)	1,425,000	1,690,706
Series 2002 J:
5% 8/1/42	7,400,000	7,376,172
5.5% 8/1/20	1,000,000	1,207,600
Series 2005 A:
5.25% 8/1/21	12,645,000	14,207,037
5.25% 8/1/24	9,000,000	9,886,320
Series 2006 A, 5% 8/1/41	9,000,000	8,971,470
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,160,120
5% 8/1/25 (FSA Insured)	2,000,000	2,123,700
5% 8/1/26 (FSA Insured)	2,000,000	2,111,020
5% 8/1/27 (FSA Insured)	2,000,000	2,100,520
5% 8/1/28 (FSA Insured)	2,000,000	2,090,100
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2009 A:
5% 8/1/34	$ 6,350,000	$ 6,465,443
5% 8/1/39	7,360,000	7,374,205
Series 2009 B, 5% 8/1/22	2,540,000	2,841,473
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,209,358
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,423,893
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,076,940
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,080,639
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,567,346
5% 4/1/20	1,840,000	2,140,932
5% 4/1/21	1,915,000	2,195,873
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,298,664
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,051,320
Pittsfield Gen. Oblig.:
4% 3/1/15	1,555,000	1,692,789
4% 3/1/16	3,355,000	3,686,273
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,405,362
5% 5/15/25	1,150,000	1,258,882
5% 10/15/15	500,000	572,920
5% 10/15/16	1,675,000	1,945,312
5% 10/15/17	1,665,000	1,942,689
5% 10/15/19	500,000	581,820
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,262,184
5% 9/1/18 (AMBAC Insured)	1,090,000	1,155,858
5% 9/1/19 (AMBAC Insured)	1,085,000	1,142,831
Reading Gen. Oblig.:
5% 3/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,272,620
5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,366,843
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	539,282
5% 4/1/39	2,000,000	2,001,200
5.5% 4/1/27	2,510,000	2,731,056
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,525,000	$ 1,596,279
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,407,591
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610,000	3,812,774
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,159,368
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,127,040
5% 8/1/16 (FSA Insured)	8,000,000	9,128,480
5% 8/1/17 (FSA Insured)	5,000,000	5,687,450
5% 8/1/18 (FSA Insured)	7,210,000	8,074,046
5.75% 8/1/14 (FSA Insured)	4,000,000	4,533,120
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,110,360
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,104,950
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,099,560
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,666,639
5% 12/1/16	2,340,000	2,680,634
5% 12/1/17	1,965,000	2,253,403
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,441,203
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	20,628,902
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,661,416
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,471,622
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,300,587
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,006,830
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,087,826
		1,955,045,465
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 3.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000,000	$ 3,014,820
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,843,055
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18	3,500,000	3,548,895
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,568,550
Series 2006 A:
2.072% 7/1/21 (FGIC Insured) (a)	5,400,000	4,375,080
5.25% 7/1/26	3,000,000	2,899,380
5.25% 7/1/30	1,960,000	1,832,071
Series 2006 B, 5.25% 7/1/32	1,000,000	902,090
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	8,231,520
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	3,956,343
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	3,100,000	3,275,491
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Bonds Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (a)	1,015,000	1,031,879
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	47,350,000	6,230,787
0% 8/1/42 (FGIC Insured)	6,220,000	763,070
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	209,916
0% 8/1/47 (AMBAC Insured)	48,100,000	4,188,067
Series 2009 A:
6% 8/1/42	3,800,000	3,802,014
6.5% 8/1/44	5,345,000	5,554,845
Series 2010 A, 0% 8/1/33	55,000,000	12,727,000
		70,954,873
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/11	805,000	815,215
5% 10/1/13	700,000	744,870
5.25% 10/1/16	750,000	797,753
Series 2009 A, 6.75% 10/1/37	4,000,000	4,115,800
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/39	$ 1,500,000	$ 1,267,845
Series 2009 B, 5% 10/1/25	2,800,000	2,735,264
		10,476,747
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $2,018,329,762)	2,042,713,511
NET OTHER ASSETS (LIABILITIES) - 2.3%	48,039,304
NET ASSETS - 100%	$ 2,090,752,815
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,713,474 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 9,083,852
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $2,017,647,061. Net unrealized appreciation aggregated $25,066,450, of which $60,092,362 related to appreciated investment securities and $35,025,912 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2011

1.800350.107

SMA-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value
Connecticut - 0.9%
Connecticut Hsg. Fin. Auth. Series 2004 D4, 0.26% 5/6/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	$ 13,240,000	$ 13,240,000
Florida - 0.1%
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.3% 5/6/11, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Massachusetts - 84.1%
Billerica Gen. Oblig. BAN 1.5% 5/20/11	10,703,000	10,708,766
Boston Gen. Oblig. Bonds Series 2001 B, 5% 8/1/11	1,000,000	1,011,722
Burlington Gen. Oblig. BAN 1.5% 7/27/11	6,223,518	6,239,014
Chatham Gen. Oblig. BAN 1.5% 6/30/11	8,500,000	8,515,160
Lynn Gen. Oblig. Bonds 5.375% 8/15/11 (Pre-Refunded to 8/15/11 @ 101) (d)	2,345,000	2,402,860
Massachusetts Bay Trans. Auth. Series 1999, 0.23% 5/6/11 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	16,650,000	16,650,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.29% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	53,100,000	53,100,000
Series ROC II R 11933, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	6,000,000	6,000,000
Series 2008 A1, 0.24% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,400,000	5,400,000
Series 2008 A2, 0.27% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500,000	1,500,000
Series B, 0.31% 9/8/11 (Liquidity Facility Fortis Banque SA), CP	11,800,000	11,800,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.25% 5/6/11, LOC Citibank NA, VRDN (a)	19,900,000	19,900,000
Series 2010 A2, 0.24% 5/6/11, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.27% 5/6/11, LOC Freddie Mac, VRDN (a)	3,670,000	3,670,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.26% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series U1, 0.19% 5/6/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 12,000,000	$ 12,000,000
Series U3, 0.2% 5/6/11, LOC BNP Paribas SA, VRDN (a)	6,015,000	6,015,000
Series U6E, 0.2% 5/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	5,000,000	5,000,000
(Children's Museum Proj.) Series 2006, 0.33% 5/2/11, LOC RBS Citizens NA, VRDN (a)	10,700,000	10,700,000
(City Year Proj.) Series 2006, 0.37% 5/6/11, LOC Bank of America NA, VRDN (a)	8,425,000	8,425,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.34% 5/6/11, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
(Edgewood Retirement Cmnty. Proj.) Series 2000 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
(Fay School Proj.) Series 2008, 0.24% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	5,450,000	5,450,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.3% 5/6/11, LOC Bank of America NA, VRDN (a)	12,775,000	12,775,000
(ISO New England, Inc. Proj.) Series 2005, 0.2% 5/5/11, LOC TD Banknorth, NA, VRDN (a)	16,000,000	16,000,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.28% 5/6/11, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
(Lasell Village Proj.) Series 2007, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	18,990,000	18,990,000
(Neighborhood House Charter Proj.) Series 2003 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	7,100,000	7,100,000
(Olin College Proj.) Series 2008 C2, 0.31% 5/2/11, LOC RBS Citizens NA, VRDN (a)	24,900,000	24,900,000
(Saint Mark's School Proj.) Series 2004, 0.24% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	4,805,000	4,805,000
(Simmons College Proj.) Series G, 0.28% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	16,175,000	16,175,000
(Smith College Proj.) Series 2007, 0.25% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (a)	18,400,000	18,400,000
(The Chestnut Hill School Proj.) Series 2002, 0.25% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	4,260,000	4,260,000
(Williston Northampton School Proj.) Series 2010, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.24% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	23,745,000	23,745,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(YMCA of Greater Boston Proj.):
Series 2004 A, 0.26% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	$ 8,300,000	$ 8,300,000
Series 2007, 0.26% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	8,180,000	8,180,000
Bonds (Boston College Proj.):
Series 2010 R1, 4% 7/1/11	1,000,000	1,006,167
Series Q-1, 3% 7/1/11	1,000,000	1,004,441
Participating VRDN Series Putters 3867, 0.27% 5/2/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,000,000	1,000,000
0.3% 6/3/11, LOC Bank of America NA, CP	2,644,000	2,644,000
0.31% 9/8/11, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.31% 5/2/11 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	11,500,000	11,500,000
Bonds:
Series 1996 A, 6% 11/1/11	2,000,000	2,056,164
Series 2004 A, 5% 8/1/11	3,450,000	3,490,592
Series 2005 C, 5% 9/1/11	5,000,000	5,078,549
Participating VRDN:
Series Clipper 07 06, 0.29% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	17,900,000	17,900,000
Series Clipper 07 39, 0.29% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	26,900,000	26,900,000
Series EGL 07 0149, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	13,700,000	13,700,000
Series Putters 2022, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,955,000	13,955,000
Series Putters 2648, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,700,000	3,700,000
Series Putters 3699, 0.29% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,600,000	4,600,000
Series Putters 3898, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,500,000	7,500,000
Series SG 126, 0.26% 5/6/11 (Liquidity Facility Societe Generale) (a)(e)	4,510,000	4,510,000
RAN:
Series 2010 B, 2% 5/26/11	2,700,000	2,703,192
Series 2010 C, 2% 6/23/11	10,475,000	10,500,470
Series 1997 B, 0.26% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	37,145,000	37,145,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2001 B, 0.26% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 65,610,000	$ 65,610,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
Series 2009 J2, 0.27% 5/2/11, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	41,815,000	41,815,000
(Children's Hosp. Proj.) Series 2010 N2, 0.22% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.25% 5/6/11, LOC HSBC Bank USA, NA, VRDN (a)	7,700,000	7,700,000
(Endicott College Proj.) Series 2004 D, 0.28% 5/6/11, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.22% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	30,380,000	30,380,000
(Home for Little Wanderers Proj.) Series B, 0.26% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,455,000	3,455,000
(New England Aquarium Corp. Proj.) Series 2007 A, 0.37% 5/6/11, LOC Banco Santander SA, VRDN (a)	4,800,000	4,800,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	9,600,000	9,600,000
(Partners HealthCare Sys., Inc. Proj.) Series D5, 0.22% 5/2/11, VRDN (a)	3,200,000	3,200,000
(Peabody Essex Museum Proj.) Series 2002, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Bonds:
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (a)	7,000,000	7,204,306
(Partners HealthCare Sys. Proj.) Series 2008 H2:
0.29% tender 7/20/11, CP mode	18,000,000	18,000,000
0.32% tender 6/10/11, CP mode	7,020,000	7,020,000
(Partners Healthcare Sys., Inc. Proj.) Series 2008 H1, 0.3% tender 8/18/11, CP mode	2,000,000	2,000,000
Participating VRDN:
Series BA 08 3320, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	6,190,000	6,190,000
Series BA 08 3503, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	5,550,000	5,550,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BBT 08 54, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 6,300,000	$ 6,300,000
Series BBT 08 56, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,500,000	4,500,000
Series Clipper 07 08, 0.26% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,200,000	4,200,000
Series PT 4633, 0.25% 5/6/11 (Liquidity Facility Deutsche Postbank AG) (a)(e)	15,760,000	15,760,000
Series Putters 3163, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,655,000	5,655,000
Series Putters 3529, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,000,000	10,000,000
Series Putters 3530, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,495,000	11,495,000
Series Putters 3650, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,200,000	3,200,000
Series ROC II R 11913, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	2,305,000	2,305,000
Series SGB 42, 0.26% 5/6/11 (Liquidity Facility Societe Generale) (a)(e)	8,700,000	8,700,000
Series B, 0.36% 5/6/11, LOC RBS Citizens NA, VRDN (a)	7,200,000	7,200,000
0.24% 6/9/11, CP	8,180,000	8,180,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Putters 3145, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,205,000	15,205,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 5/12/11, CP mode	600,000	600,000
Series 1993 A, 0.8% tender 5/16/11, CP mode	5,100,000	5,100,000
Series 1993 B, 0.85% tender 5/27/11, CP mode	1,880,000	1,880,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.24% 5/6/11, LOC Bank of America NA, VRDN (a)	5,850,000	5,850,000
Massachusetts Port Auth. Rev.:
Bonds Series 1998 A, 5.75% 7/1/11	3,500,000	3,531,590
Participating VRDN Series Solar 06 108, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,300,000	9,300,000
Series 2003 A, 0.29% 8/18/11, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	11,700,000	11,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	$ 5,115,000	$ 5,115,000
Series EGL 07 0033, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	19,800,000	19,800,000
Series EGL 07 0067, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	19,100,000	19,100,000
Series EGL 07 0092, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	15,700,000	15,700,000
Series Putters 1052Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,995,000	2,995,000
Series Putters 1197, 0.29% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,200,000	7,200,000
Series Putters 1920, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,985,000	7,985,000
Series Putters 2286, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,475,000	15,475,000
Series Putters 2479Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series Putters 2857, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,545,000	15,545,000
Series ROC II R 11280, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	2,675,000	2,675,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/11	2,870,000	2,952,554
(Sr. Fed. Hwy. Grant Anticipation Note Prog.) Series 2010 A:
1% 6/15/11	11,000,000	11,009,473
1% 12/15/11	10,590,000	10,633,488
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series 12, 4% 8/1/11	960,000	968,657
Participating VRDN:
Series BBT 08 58, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	12,430,000	12,430,000
Series PT 4644, 0.25% 5/6/11 (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,480,000	5,480,000
Series Putters 2847, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,130,000	4,130,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0097, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	$ 15,345,000	$ 15,345,000
Series MS 2935, 0.35% 5/6/11 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	11,386,000	11,386,000
Series 2008 C, 0.26% 5/6/11 (Liquidity Facility Bayerische Landesbank), VRDN (a)	25,535,000	25,535,000
Series 2008 E, 0.25% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,965,000	2,965,000
Series 2008 F, 0.2% 5/6/11 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (a)	7,500,000	7,500,000
Shrewsbury Gen. Oblig. BAN 1.5% 7/15/11	5,800,000	5,812,812
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.25% 5/6/11, LOC Lloyds TSB Bank PLC, VRDN (a)	86,000,000	86,000,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	24,500,000	24,500,000
Weston Gen. Oblig. Bonds Series 2011, 5% 2/1/12	1,783,271	1,844,962
		1,282,701,939
Michigan - 0.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.34% 5/6/11, LOC RBS Citizens NA, VRDN (a)	1,800,000	1,800,000
Pennsylvania - 0.0%
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.29% 5/6/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	890,000	890,000
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.22% 5/6/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,100,000	4,100,000
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.27% 5/6/11, LOC Bank of America NA, VRDN (a)	7,310,000	7,310,000
Municipal Securities - continued
	Shares	Value
Other - 13.2%
Fidelity Tax-Free Cash Central Fund, 0.26% (b)(c)	201,194,389	$ 201,194,389
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,515,136,328)		1,515,136,328
NET OTHER ASSETS (LIABILITIES) - 0.6%		9,059,777
NET ASSETS - 100%		$ 1,524,196,105
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
(A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 105,071
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2011, the cost of investment securities for income tax purposes was $1,515,136,328.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2011